Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($)	Shares Issued	Shares to be issued	Treasury shares	Share Premium	Cost of own shares held	Cumulative translation adjustment	Equity settled share-based payment	Retained (deficit)	Total
Balance at Jun. 30, 2023	$ 375,641	$ 3,068		$ 66,996,982		$ 18,112	$ 1,335,253	$ (58,623,123)	$ 10,105,933
Exchange differences on translation of foreign operations						(913,537)			(913,537)
Equity settled share-based payment							866,142		866,142
Net loss of the period								(3,374,520)	(3,374,520)
Balance at Dec. 31, 2023	375,641	3,068		66,996,982		(895,425)	2,201,395	(61,997,643)	6,684,018
Balance at Jun. 30, 2024	385,641	3,068	(1,232)	69,159,382	(303,768)	125,709	3,382,343	(65,935,383)	6,815,760
Exchange differences on translation of foreign operations						660,622			660,622
Issue of share capital	301			24,302					24,603
Issue of share capital – Shared-based payments	15,330	(2,427)		1,186,013			(1,028,313)		170,603
Settlement with shareholders (Business Combination)		(641)		(217,276)					(217,917)
Equity settled share-based payment							(314,287)		(314,287)
Net loss of the period								(4,342,806)	(4,342,806)
Balance at Dec. 31, 2024	$ 401,272		$ (1,232)	$ 70,152,421	$ (303,768)	$ 786,331	$ 2,039,743	$ (70,278,189)	$ 2,796,578